DEBT (Tables)	12 Months Ended
Dec. 27, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following as of December 27, 2013 and December 28, 2012 (in thousands):

	Successor
	December 27, 2013	December 28, 2012
ABL Facility	$115,000	$127,500
OpCo Notes(1)	318,347	321,494
HoldCo Notes	365,000	365,000
Total long-term debt	$798,347	$813,994
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(1)
As of December 27, 2013 and December 28, 2012, the OpCo notes included an unamortized fair value premium of $18.3 million and 21.5 million, respectively, recorded as a result of the Merger. See Note 3. Transactions for further information.

Schedule of Basis for Determination of Interest Rates on Credit Facility
After the end of the quarter following the closing of the ABL Facility, the interest rates will be determined as of the end of each fiscal quarter in accordance with applicable rates set forth in the grid below:

Availability	Revolver ABR Spread	Revolver Eurodollar Spread
Category 1
Greater than $150.0 million	0.50%	1.50%
Category 2
Greater than $75.0 million but less than or equal to $150.0 million	0.75%	1.75%
Category 3
Less than or equal to $75.0 million	1.00%	2.00%